Note 1 - Organization and Basis of Presentation	7 Months Ended	9 Months Ended	24 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Note 1 - Organization and Basis of Presentation

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Mana Capital Acquisition Corp. (the “Company”) was incorporated in Delaware on May 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from May 19, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

Financing

The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on November 22, 2021. On November 26, 2021, the Company consummated the Initial Public Offering (“IPO”) of 6,200,000 units at $10.00 per unit (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $62,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 2,500,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant for gross proceeds of $2,500,000 in a private placement transaction to Mana Capital, LLC (the “Sponsor”), which is described in Note 4.

In connection with the Initial Public Offering, the underwriters were granted a 45-day option from the date of the prospectus (the “Over-Allotment Option”) to purchase up to 930,000 additional units to cover over-allotments (the “Option Units”), if any. On November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Option Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $3,000,000. Pursuant to the Second Amended and Restated Subscription Agreement between the Sponsor and the Company, the Company issued the Sponsor a total of 75,000 shares of Common Stock in connection with the partial exercise by the underwriters of the Over-Allotment Option.

Trust account

Following the closing of the Initial Public Offering on December 31, 2021, an amount of $62,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement (as defined in Note 4) was placed in the Trust Account. Following the closing of underwriters’ exercise of over-allotment option on November 30, 2021, an additional $3,000,000 of net proceeds was place in the Trust Account, bringing the aggregate proceeds hold in the Trust Account to $65,000,000.

The funds held in the Trust Account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants or rights.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation (the “Certificate of Incorporation”). In accordance with the rules of the U.S. Securities and Exchange Commission (the “SEC”) and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and will be classified as such on the balance sheet until such date that a redemption event takes place.

If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the outstanding shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its second amended and restated certificate of incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The holders of the Founder Shares have agreed (a) to waive their redemption rights with respect to the Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company has not completed a Business Combination within nine months from the closing of the Initial Public Offering, or up to 21 months in accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The holders of the Founders Shares have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the holders of Founder Shares acquire Public Shares in or after the Proposed Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Proposed Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resource

As of December 31, 2021, the Company had $526,625 in cash held outside its Trust Account available for the Company’s payment of expenses related to working capital purposes subsequent to the Initial Public Offering.

Prior to the Initial Public Offering, the Company’s liquidity needs had been satisfied through a loan under an unsecured promissory note from the Sponsor of up to $200,000. The Company had an outstanding loan balance of $125,547 which was repaid in full as of December 31, 2021.

Upon the closing of the Initial Public Offering on November 26, 2021, an amount of $62,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in the Trust Account. In addition, on November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Option Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $3,000,000 which was placed in the Trust Account.

In order to finance transaction costs in connection with a Business Combination, the initial shareholders or affiliates of the initial shareholders or certain of the Company’s officers and directors may, but are not obligated to, provide the Company working capital loans, as defined below (see Note 5). To date, there were no amounts outstanding under any working capital loans.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Cardio Diagnostics Holdings, Inc., formerly known as Mana Capital Acquisition Corp. (the “Company”), was incorporated in Delaware on May 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On May 27, 2022, Mana Capital Acquisition Corp., a Delaware corporation (“Mana”), and Mana Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Mana (“Merger Sub”), entered into an Agreement and Plan of Merger, as amended by Amendment No. 1 to the Agreement, dated September 15, 2022 (the “Business Combination Agreement”), with Cardio Diagnostics, Inc., a Delaware corporation (“Legacy Cardio”), and Meeshanthini Dogan, PhD, as the “Shareholders’ Representative.”

On October 25, 2022, Mana held a special meeting of its stockholders at which Mana’s stockholders voted to approve the proposals outlined in the final prospectus and definitive proxy statement, filed with the Securities and Exchange Commission (the “SEC”) on October 7, 2022 (the “Proxy Statement/Prospectus”), including, among other things, the adoption of the Business Combination Agreement. On October 25, 2022 (the “Closing Date”), as contemplated by the Business Combination Agreement and described in the section of the Proxy Statement/Prospectus entitled “Proposal No. 1 – The Business Combination Proposal” beginning on the page 70 of the Proxy Statement/Prospectus, Mana consummated the transactions contemplated by the Business Combination Agreement, whereby Merger Sub merged with and into Legacy Cardio, with Legacy Cardio continuing as the surviving corporation, resulting in Legacy Cardio becoming a wholly-owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Pursuant to the Business Combination Agreement the Company issued the following securities, all of which were registered on the Form S-4 registration statement that was declared effective by the SEC on October 6, 2022:

•	holders of conversion rights issued as a component of units in Mana’s initial public offering (the “Public Rights”) were issued an aggregate of 928,571 shares of the Company’s common stock, $0.00001 par value (“Common Stock”);
•	holders of existing shares of common stock of Legacy Cardio and the holder of equity rights of Legacy Cardio (together, the “Legacy Cardio Stockholders”) received an aggregate of 6,883,306 shares of the Company’s Common Stock, calculated based on the exchange ratio of 3.427259 pursuant to the Merger Agreement (the “Exchange Ratio”) for each share of Legacy Cardio Common Stock held or, in the case of the equity rights holder, that number of shares of the Company’s Common Stock equal to 1% of the Aggregate Closing Merger Consideration, as defined in the Merger Agreement;
•	the Legacy Cardio Stockholders received, in addition, an aggregate of 43,334 shares of the Company’s Common Stock (“Conversion Shares”) upon conversion of an aggregate of $433,334 in principal amount of promissory notes issued by Mana to Legacy Cardio in connection with its loan of such amount in order to extend Mana’s duration through October 26, 2022 (the “Extension Notes”), which Conversion Shares were distributed to the Legacy Cardio Stockholders in proportion to their respective interest in Legacy Cardio;

•	each Legacy Cardio option that was outstanding immediately prior to the effective time of the Merger (the “Effective Time”), each of which was unvested prior to the Closing (the “Legacy Cardio Stock Options”), was assumed by the Company and converted into an option to purchase that number of shares of the Company’s Common Stock calculated based on the Exchange Ratio; accordingly, holders of Legacy Cardio Options received options to acquire 1,759,600 shares of the Company’s Common Stock, all of which vested and became immediately exercisable upon Closing; and
•	each Legacy Cardio warrant that was outstanding immediately prior to the Effective Time (the “Legacy Cardio Warrants”) was assumed by the Company and converted into a warrant to purchase that number of shares of the Company’s Common Stock calculated based on the Exchange Ratio; accordingly, holders of Legacy Cardio Warrants received warrants to acquire 2,204,627 shares of the Company’s Common Stock pursuant to the Exchange Ratio.

In connection with the Special Meeting and the Business Combination, the holders of 6,465,452 shares of Mana Common Stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.10 per share, for an aggregate redemption amount of $65,310,892.

Immediately after giving effect to the Business Combination, there were 9,514,743 issued and outstanding shares of the Company’s Common Stock. Following the Closing, the Legacy Cardio Stockholders hold approximately 72.80% of the outstanding shares of the Company (excluding the contingent right to acquire “Earnout Shares,” as described below), and Legacy Cardio became a wholly-owned subsidiary of the Company. Ownership of the Company’s Common Stock by various constituents immediately after giving effect to the Business Combination is as follows:

•	Mana public stockholders (excluding Mana Capital, LLC, the SPAC sponsor (the “Sponsor”), and Mana’s former officers and directors) own 34,548 shares of the Company’s Common Stock, which represents approximately 0.36% of the outstanding shares;
•	the Sponsor, Mana’s former officers and directors and certain permitted transferees own 1,625,000 shares of the Company’s Common Stock, which represents approximately 17.08% of the outstanding shares;
•	holders of Mana public rights own 928,571 shares of the Company’s Common Stock, which represents approximately 9.76% of the outstanding shares; and
•	Legacy Cardio Stockholders own 6,926,624 shares of the Company’s Common Stock (excluding the contingent right to acquire Earnout Shares), which represents approximately 72.80% of the outstanding shares.

The units Mana sold in its initial public offering (the “IPO”) in November 2021 (the “Units”) (MAAQU) separated into their component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security and were delisted from the Nasdaq Stock Market LLC (“Nasdaq”). In addition, in connection with the Business Combination, Mana’s Public Rights to receive 1/7th of one share of the Company’s Common Stock (MAAQR), issued as a component of its Units, were converted into 928,571 shares of the Company’s Common Stock, and the Public Rights were delisted from Nasdaq on October 26, 2022. On October 26, 2022, the Company’s Common Stock and the Company’s public warrants that were a component of the Units sold in the IPO (the “Public Warrants”) began trading on the Nasdaq Capital Market under the symbols “CDIO” and “CDIOW,” respectively.

Earnout Shares

A portion of the total merger consideration is subject to an earnout over a four-year period following the Closing (the “Earnout Period”). Upon certain triggering events that occur during the Earnout Period, Legacy Cardio Stockholders (referred to below as the “Stockholder Earnout Group”) are entitled to receive up to an additional 1,000,000 shares of the Company’s Common Stock (the “Earnout Shares”). The Earnout Shares were reserved at the Closing and will be issued upon the following triggering events after the Closing of the Business Combination. The triggering events that will result in the issuance of the Earnout Shares during the Earnout Period are the following:

•	one-quarter of the Earnout Shares will be issued to each member of the Stockholder Earnout Group, as defined in the Merger Agreement (“Stockholder Earnout Group”) on a pro rata basis if, on or prior to the fourth anniversary of the Closing, the VWAP (as defined in the Merger Agreement) of the Company’s Common Stock equals or exceeds $12.50 per share (subject to adjustment for stock splits, reverse stock splits and other similar events of recapitalization) for 30 of any 40 consecutive trading days commencing after the Closing on the Nasdaq;

•	in addition to the issuance of Earnout Shares contemplated by the immediately preceding clause bullet, an additional one-quarter of the Earnout Shares will be issued to each member of the Stockholder Earnout Group on a pro rata basis if, on or prior to the fourth anniversary of the Closing the VWAP of the Company’s Common Stock equals or $15.00 per share (subject to adjustment) for 30 of any 40 consecutive trading days commencing after the Closing on the Nasdaq;
•	in addition to the issuance of Earnout Shares contemplated by the immediately preceding bullets, an additional one-quarter of the Earnout Shares will be issued to each member of the Stockholder Earnout Group on a pro rata basis if, on or prior to the fourth anniversary of the Closing the VWAP of the Company’s Common Stock equals or $17.50 per share (subject to adjustment) for 30 of any 40 consecutive trading days commencing after the Closing on the Nasdaq; and
•	in addition to the issuance of Earnout Shares contemplated by the immediately preceding bullets, an additional one-quarter of the Earnout Shares will be issued to each member of the Stockholder Earnout Group on a pro rata basis if, on or prior to the fourth anniversary of the Closing the VWAP of the Company’s Common Stock equals or $20.00 per share (subject to adjustment) for 30 of any 40 consecutive trading days commencing after the Closing on the Nasdaq.

Each Triggering Event described above will only occur once, if at all, and in no event will the Stockholder Earnout Group be entitled to receive more than an aggregate of 1,000,000 Earnout Shares.

Mana Redemptions and Conversion of Rights

In connection with the Mana stockholder vote on the Business Combination, Mana stockholders redeemed an aggregate of 6,465,452 shares of Common Stock for total redemption consideration of $65,310,892 which amount was paid out of the Investment Management Trust established in connection with Mana’s initial public offering in November 2021 (the “Trust Account”). At the Closing of the Business Combination, all outstanding Public Rights automatically converted into one-seventh of a share of Common Stock, or 928,571 shares of Common Stock. The separate trading of Units and Public Rights of Mana was terminated upon the closing of the Business Combination.

The foregoing description of the Business Combination does not purport to be complete and is qualified in its entirety by the full text of the Business Combination Agreement, which is attached as Exhibit 2.1 to the Current Report on Form 8-K filed by the Company on October 31, 2022 and is incorporated herein by reference.

Business Prior to the Business Combination

As of September 30, 2022 and December 31, 2021, the Company had not commenced any operations. All activity for the nine months ended September 30, 2022 and for the period from May 19, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

Financing

The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on November 22, 2021. On November 26, 2021, the Company consummated the Initial Public Offering (“IPO”) of 6,200,000 units at $10.00 per unit (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $62,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 2,500,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant for gross proceeds of $2,500,000 in a private placement transaction to Mana Capital, LLC (the “Sponsor”), which is described in Note 4.

In connection with the Initial Public Offering, the underwriters were granted a 45-day option from the date of the prospectus (the “Over-Allotment Option”) to purchase up to 930,000 additional units to cover over-allotments (the “Option Units”), if any. On November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Option Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $3,000,000. Pursuant to the Second Amended and Restated Subscription Agreement between the Sponsor and the Company, the Company issued the Sponsor a total of 75,000 shares of Common Stock in connection with the partial exercise by the underwriters of the Over-Allotment Option.

Trust Account

Following the closing of the Initial Public Offering on November 26, 2021, an amount of $62,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement (as defined in Note 4) was placed in the Trust Account. Following the closing of underwriters’ exercise of over-allotment option on November 30, 2021, an additional $3,000,000 of net proceeds was place in the Trust Account, bringing the aggregate proceeds hold in the Trust Account to $65,000,000.

The funds held in the Trust Account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

Going Concern Consideration

The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial Business Combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. The balance sheet does not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial Business Combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statement has been prepared inconformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Cardio Diagnostics Member During Reverse Merger [Member]
Note 1 - Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

The consolidated financial statements presented are those of Cardio Diagnostics, Inc., (the “Company”) and its wholly-owned subsidiary, Cardio Diagnostics, LLC (“Cardio LLC”). The Company was incorporated under the laws of the state of Delaware on September 6, 2019 and Cardio LLC was organized under the laws of the state of Iowa on January 16, 2017. The Company was formed to develop and commercialize a patent-pending Artificial Intelligence (“AI”)-driven DNA biomarker testing technology (“Core Technology”) for cardiovascular disease invented at the University of Iowa by the Founders, with the goal of becoming one of the leading medical technology companies for enabling precision prevention, early detection and treatment of cardiovascular disease. The Company is transforming the approach to cardiovascular disease from reactive to proactive. The Core Technology is being incorporated into a series of products for major types of cardiovascular disease and associated co-morbidities including coronary heart disease (CHD), stroke, heart failure and diabetes.

Cardio Diagnostics [Member]
Note 1 - Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

The consolidated financial statements presented are those of Cardio Diagnostics, Inc., (the “Company”) and its wholly-owned subsidiary, Cardio Diagnostics, LLC (“Cardio LLC”). The Company was incorporated under the laws of the state of Delaware on September 6, 2019 and Cardio LLC was organized under the laws of the state of Iowa on January 16, 2017. The Company was formed to develop and commercialize a patent-pending Artificial Intelligence (“AI”)-driven DNA biomarker testing technology (“Core Technology”) for cardiovascular disease invented at the University of Iowa by the Founders, with the goal of becoming one of the leading medical technology companies for enabling precision prevention, early detection and treatment of cardiovascular disease. The Company is transforming the approach to cardiovascular disease from reactive to proactive. The Core Technology is being incorporated into a series of products for major types of cardiovascular disease and associated co-morbidities including coronary heart disease (CHD), stroke, heart failure and diabetes.

Business Acquisition

On January 1, 2020, the Company entered into a contribution agreement with Cardio Diagnostics, LLC whereby the members of Cardio LLC contributed their membership interests to the Company in exchange for 1 million shares of the Company’s common stock as a tax-free transaction under Section 351 of the Internal Revenue Code. As a result of the contribution agreement, Cardio LLC became a wholly owned subsidiary of the Company. The agreement was accounted for as a combination of entities under common control and the results of Cardio LLC are reported retrospectively on a consolidated basis in the Company’s financial statements.